Income Taxes, Domestic and Foreign Loss Before Income Taxes (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Loss before income taxes [Abstract]
Domestic					$ (13,367)	$ (15,877)
Foreign					(9)	31
Loss before income taxes	$ (4,240)	$ (2,842)	$ (12,773)	$ (6,239)	$ (13,376)	$ (15,846)